                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ECT INVESTMENTS, INC.
Address:          P.O. BOX 1792
                  HOUSTON, TX  77251

13F File Number: 28-05377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    GARY J. HICKERSON
Phone:   713-853-7617

Signature, Place, and Date of Signing:

  /s/ GARY J. HICKERSON              HOUSTON, TEXAS         November 14, 2001
  ---------------------              --------------         -----------------
      [Signature]                    [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:      45

Form 13F Information Table Value Total:     $97032
                                          (thousands)


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                           FORM 13F INFORMATION TABLE

            COLUMN 1         COLUMN 2     COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7  COLUMN 8
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                                                     VALUE SHRS OR SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
  NAME OF ISSUER       TITLE OF CLASS   CUSIP     (x$1000) PRN AMT RN  CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------
ALLEGHENY ENERGY INC        COM       017361106      935    25500 SH           SOLE         01        25500    0      0
-----------------------------------------------------------------------------------------------------------------------------
ASHLAND INC                 COM       044204105     1349    35000 SH   CALL    SOLE         01        35000    0      0
-----------------------------------------------------------------------------------------------------------------------------
ASHLAND INC                 COM       044204105     3854   100000 SH    PUT    SOLE         01       100000    0      0
-----------------------------------------------------------------------------------------------------------------------------
BJ SVCS CO                  COM       055482103      177    10000 SH           SOLE         01        10000    0      0
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BAKER HUGHES INC            COM       057224107      289    10000 SH           SOLE         01        10000    0      0
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BANK OF AMERICA
  CORPORATION               COM       060505104      584    10000 SH           SOLE         01        10000    0      0
-----------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC               COM       172967101      283     7000 SH           SOLE         01         7000    0      0
-----------------------------------------------------------------------------------------------------------------------------
CITY NATL CORP              COM       178566105      388     9000 SH           SOLE         01         9000    0      0
-----------------------------------------------------------------------------------------------------------------------------
COMERICA INC                COM       200340107      387     7000 SH           SOLE         01         7000    0      0
-----------------------------------------------------------------------------------------------------------------------------
COMPASS BANCSHARES INC      COM       20449H109      260    10000 SH           SOLE         01        10000    0      0
-----------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED EDISON INC     COM       209115104     2850    70000 SH   CALL    SOLE         01        70000    0      0
-----------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED EDISON INC     COM       209115104     2850    70000 SH    PUT    SOLE         01        70000    0      0
-----------------------------------------------------------------------------------------------------------------------------
COOPER CAMERON CORP         COM       216640102      492    15000 SH           SOLE         01        15000    0      0
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DIAMONDS TR                 COM       252787106     8835   100000 SH           SOLE         01       100000    0      0
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DOW CHEM CO                 COM       260543103      982    30000 SH           SOLE         01        30000    0      0
-----------------------------------------------------------------------------------------------------------------------------
EASTMAN CHEM CO             COM       277432100     4385   120800 SH           SOLE         01       120800    0      0
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ENTERGY CORP NEW            COM       29364G103      355    10000 SH           SOLE         01        10000    0      0
-----------------------------------------------------------------------------------------------------------------------------
EXELON CORP                 COM       30161N101      892    20000 SH           SOLE         01        20000    0      0
-----------------------------------------------------------------------------------------------------------------------------
FPL GROUP INC               COM       302571104     3748    70000 SH   CALL    SOLE         01        70000    0      0
-----------------------------------------------------------------------------------------------------------------------------
FPL GROUP INC               COM       302571104     3748    70000 SH    PUT    SOLE         01        70000    0      0
-----------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD BANCORP         COM       316773100      393     6400 SH           SOLE         01         6400    0      0
-----------------------------------------------------------------------------------------------------------------------------
FIRSTENERGY CORP            COM       337932107     6291   175000 SH           SOLE         01       175000    0      0
-----------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP         CL H NEW    370442832      333    25000 SH           SOLE         01        25000    0      0
-----------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO              COM       406216101      225    10000 SH           SOLE         01        10000    0      0
-----------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO              COM       406216101     6765   300000 SH    PUT    SOLE         01       300000    0      0
-----------------------------------------------------------------------------------------------------------------------------
INTERWOVEN INC              COM       46114T102      258    67000 SH           SOLE         01        67000    0      0
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M & T BK CORP               COM       55261F104      222     3000 SH           SOLE         01         3000    0      0
-----------------------------------------------------------------------------------------------------------------------------
MICROCHIP TECHNOLOGY INC    COM       595017104      938    35000 SH           SOLE         01        35000    0      0
-----------------------------------------------------------------------------------------------------------------------------
MINNESOTA MNG & MFG CO      COM       604059105     4860    49400 SH           SOLE         01        49400    0      0
-----------------------------------------------------------------------------------------------------------------------------

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
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
NABORS INDS INC             COM       629568106     4194   200000 SH   CALL    SOLE         01       200000    0      0
-----------------------------------------------------------------------------------------------------------------------------
NASDAQ 100 TR            UNIT SER 1   631100104     8044   277600 SH           SOLE         01       277600    0      0
-----------------------------------------------------------------------------------------------------------------------------
ORION  PWR HLDGS INC        COM       686286105     5122   200900 SH           SOLE         01       200900    0      0
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ORION  PWR HLDGS INC        COM       686286105     5355   210000 SH   CALL    SOLE         01       210000    0      0
-----------------------------------------------------------------------------------------------------------------------------
ORION  PWR HLDGS INC        COM       686286105     5355   210000 SH    PUT    SOLE         01       210000    0      0
-----------------------------------------------------------------------------------------------------------------------------
PPL CORP                    COM       69351T106      652    20000 SH           SOLE         01        20000    0      0
-----------------------------------------------------------------------------------------------------------------------------
SANTA FE INTL CORP          COM       G7805C108      425    20000 SH           SOLE         01        20000    0      0
-----------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD            COM       806857108      457    10000 SH           SOLE         01        10000    0      0
-----------------------------------------------------------------------------------------------------------------------------
SUNOCO INC                  COM       86764P109     1569    44100 SH           SOLE         01        44100    0      0
-----------------------------------------------------------------------------------------------------------------------------
SUNOCO INC                  COM       86764P109     1780    50000 SH    PUT    SOLE         01        50000    0      0
-----------------------------------------------------------------------------------------------------------------------------
TEXACO INC                  COM       881694103     4225    65000 SH           SOLE         01        65000    0      0
-----------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL            COM NEW     902973304      554    25000 SH           SOLE         01        25000    0      0
-----------------------------------------------------------------------------------------------------------------------------
VERITAS DGC INC             COM       92343P107      278    25000 SH           SOLE         01        25000    0      0
-----------------------------------------------------------------------------------------------------------------------------
VERITAS DGC INC             COM       92343P107      278    25000 SH    PUT    SOLE         01        25000    0      0
-----------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC          COM       939322103      461    12000 SH           SOLE         01        12000    0      0
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WELLS FARGO & CO NEW        COM       949746101      355     8000 SH           SOLE         01         8000    0      0
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REPORT SUMMARY               45 DATA RECORDS             97032
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